UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

ClearBridge Appreciation Fund
Class A [SHAPX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$9,690,302,883
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Appreciation Fund	PAGE 1	7006-STSR-0626

ClearBridge Appreciation Fund
Class C [SAPCX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$85	1.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$9,690,302,883
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Appreciation Fund	PAGE 1	7248-STSR-0626

ClearBridge Appreciation Fund
Class FI [LMPIX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$52	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$9,690,302,883
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Appreciation Fund	PAGE 1	7907-STSR-0626

ClearBridge Appreciation Fund
Class R [LMPPX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$62	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$9,690,302,883
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Appreciation Fund	PAGE 1	7906-STSR-0626

ClearBridge Appreciation Fund
Class I [SAPYX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$34	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$9,690,302,883
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Appreciation Fund	PAGE 1	7444-STSR-0626

ClearBridge Appreciation Fund
Class IS [LMESX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$9,690,302,883
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Appreciation Fund	PAGE 1	7975-STSR-0626

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Appreciation Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2026
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.5%
Communication Services — 15.2%
Entertainment — 4.0%
Netflix Inc.	2,931,231	$274,392,534 *
ROBLOX Corp., Class A Shares	419,733	23,194,446 *
Walt Disney Co.	848,617	88,044,014
Total Entertainment		385,630,994
Interactive Media & Services — 10.5%
Alphabet Inc., Class A Shares	1,700,873	654,495,930
Alphabet Inc., Class C Shares	493,529	188,498,466
Meta Platforms Inc., Class A Shares	290,883	177,994,217
Total Interactive Media & Services		1,020,988,613
Wireless Telecommunication Services — 0.7%
T-Mobile US Inc.	340,194	66,507,927

Total Communication Services		1,473,127,534
Consumer Discretionary — 6.4%
Automobiles — 0.7%
Tesla Inc.	174,780	66,701,291 *
Broadline Retail — 3.7%
Amazon.com Inc.	1,362,387	361,114,298 *
Specialty Retail — 2.0%
TJX Cos. Inc.	1,253,521	196,489,417

Total Consumer Discretionary		624,305,006
Consumer Staples — 5.4%
Beverages — 1.2%
Coca-Cola Co.	1,457,974	114,830,032
Consumer Staples Distribution & Retail — 2.6%
BJ’s Wholesale Club Holdings Inc.	543,352	51,015,319 *
Walmart Inc.	1,507,469	198,880,385
Total Consumer Staples Distribution & Retail		249,895,704
Household Products — 1.6%
Procter & Gamble Co.	1,051,119	154,609,094

Total Consumer Staples		519,334,830
Energy — 4.1%
Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.	409,609	79,181,516
EQT Corp.	1,069,218	64,238,617
Exxon Mobil Corp.	1,053,941	162,654,715
Kinder Morgan Inc.	2,649,010	87,072,959

Total Energy		393,147,807
See Notes to Financial Statements.
ClearBridge Appreciation Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 11.8%
Banks — 4.2%
Bank of America Corp.	2,880,536	$153,993,454
JPMorgan Chase & Co.	822,973	257,779,833
Total Banks		411,773,287
Capital Markets — 1.3%
CME Group Inc.	161,566	46,501,926
Intercontinental Exchange Inc.	486,709	76,943,826
Total Capital Markets		123,445,752
Financial Services — 3.7%
Berkshire Hathaway Inc., Class A Shares	252	179,398,800 *
Visa Inc., Class A Shares	540,515	178,283,468
Total Financial Services		357,682,268
Insurance — 2.6%
Marsh & McLennan Cos. Inc.	474,837	79,634,913
Travelers Cos. Inc.	559,063	170,592,484
Total Insurance		250,227,397

Total Financials		1,143,128,704
Health Care — 7.5%
Biotechnology — 0.4%
AbbVie Inc.	190,898	40,340,565
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.	882,587	50,845,837 *
Stryker Corp.	280,742	88,470,227
Total Health Care Equipment & Supplies		139,316,064
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific Inc.	260,391	124,716,873
Pharmaceuticals — 4.3%
Eli Lilly & Co.	232,274	217,083,281
Johnson & Johnson	881,526	202,618,751
Total Pharmaceuticals		419,702,032

Total Health Care		724,075,534
Industrials — 11.7%
Aerospace & Defense — 3.5%
Boeing Co.	626,028	143,379,193 *
L3Harris Technologies Inc.	207,305	66,451,618
RTX Corp.	754,617	132,865,415
Total Aerospace & Defense		342,696,226
Commercial Services & Supplies — 1.5%
Waste Management Inc.	608,174	141,430,864
See Notes to Financial Statements.

ClearBridge Appreciation Fund 2026 Semi-Annual Report

 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 3.5%
Eaton Corp. PLC	514,653	$222,849,896
Emerson Electric Co.	830,410	116,622,780
Total Electrical Equipment		339,472,676
Ground Transportation — 0.7%
Union Pacific Corp.	240,296	64,754,966
Industrial Conglomerates — 1.2%
Honeywell International Inc.	545,298	116,873,720
Professional Services — 0.6%
Automatic Data Processing Inc.	294,533	62,423,324
Trading Companies & Distributors — 0.7%
Ferguson Enterprises Inc.	241,765	64,722,908

Total Industrials		1,132,374,684
Information Technology — 27.7%
Communications Equipment — 1.1%
Arista Networks Inc.	644,959	111,390,869 *
Semiconductors & Semiconductor Equipment — 16.4%
ASM International NV, Registered Shares	103,367	100,752,849
ASML Holding NV, Registered Shares	130,085	187,191,014
Broadcom Inc.	830,867	346,828,812
NVIDIA Corp.	4,249,042	847,981,312
Texas Instruments Inc.	382,455	107,500,451
Total Semiconductors & Semiconductor Equipment		1,590,254,438
Software — 5.1%
Microsoft Corp.	1,055,314	430,335,943
Palo Alto Networks Inc.	350,556	62,861,702 *
Total Software		493,197,645
Technology Hardware, Storage & Peripherals — 5.1%
Apple Inc.	1,823,485	494,802,654

Total Information Technology		2,689,645,606
Materials — 5.0%
Chemicals — 3.2%
Ecolab Inc.	260,757	67,953,274
Linde PLC	318,522	159,624,115
Sherwin-Williams Co.	194,390	62,517,768
Solstice Advanced Materials Inc.	168,110	13,776,614
Total Chemicals		303,871,771
Construction Materials — 1.6%
Vulcan Materials Co.	522,589	157,686,005
See Notes to Financial Statements.
ClearBridge Appreciation Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Containers & Packaging — 0.2%
International Paper Co.		739,754	$22,503,317

Total Materials			484,061,093
Real Estate — 0.8%
Specialized REITs — 0.8%
American Tower Corp.		403,593	73,740,477

Utilities — 1.9%
Electric Utilities — 1.3%
Entergy Corp.		1,116,757	131,676,818
Multi-Utilities — 0.6%
WEC Energy Group Inc.		485,214	57,226,139

Total Utilities			188,902,957
Total Investments before Short-Term Investments (Cost — $3,583,476,606)			9,445,844,232
	Rate
Short-Term Investments — 3.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.497%	151,953,532	151,953,532 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.565%	151,953,532	151,953,532 (a)(b)

Total Short-Term Investments (Cost — $303,907,064)			303,907,064
Total Investments — 100.6% (Cost — $3,887,383,670)			9,749,751,296
Liabilities in Excess of Other Assets — (0.6)%			(59,448,413)
Total Net Assets — 100.0%			$9,690,302,883

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $151,953,532 and the cost was $151,953,532 (Note 8).

See Notes to Financial Statements.

ClearBridge Appreciation Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $3,735,430,138)	$9,597,797,764
Investments in affiliated securities, at value (Cost — $151,953,532)	151,953,532
Dividends receivable from unaffiliated investments	3,097,671
Receivable for Fund shares sold	2,431,484
Dividends receivable from affiliated investments	362,919
Prepaid expenses	120,243
Total Assets	9,755,763,613
Liabilities:
Payable for securities purchased	51,464,913
Payable for Fund shares repurchased	5,542,496
Investment management fee payable	4,135,027
Service and/or distribution fees payable	1,679,677
Trustees’ fees payable	12,563
Accrued expenses	2,626,054
Total Liabilities	65,460,730
Total Net Assets	$9,690,302,883
Net Assets:
Par value (Note 7)	$2,672
Paid-in capital in excess of par value	3,252,426,429
Total distributable earnings (loss)	6,437,873,782
Total Net Assets	$9,690,302,883
See Notes to Financial Statements.
ClearBridge Appreciation Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
April 30, 2026
Net Assets:
Class A	$8,199,381,415
Class C	$45,984,979
Class FI	$1,794,949
Class R	$24,664,339
Class I	$975,870,612
Class IS	$442,606,589
Shares Outstanding:
Class A	225,725,082
Class C	1,356,336
Class FI	48,741
Class R	678,793
Class I	27,146,062
Class IS	12,242,514
Net Asset Value:
Class A (and redemption price)	$36.32
Class C*	$33.90
Class FI (and redemption price)	$36.83
Class R (and redemption price)	$36.34
Class I (and redemption price)	$35.95
Class IS (and redemption price)	$36.15
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$38.43

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

ClearBridge Appreciation Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2026

Investment Income:
Dividends from unaffiliated investments	$50,678,435
Dividends from affiliated investments	1,382,881
Less: Foreign taxes withheld	(101,015)
Total Investment Income	51,960,301
Expenses:
Investment management fee (Note 2)	25,130,344
Service and/or distribution fees (Notes 2 and 5)	10,160,730
Transfer agent fees (Notes 2 and 5)	4,689,355
Trustees’ fees	226,974
Legal fees	138,006
Registration fees	98,046
Fund accounting fees	88,733
Shareholder reports	61,236
Commitment fees (Note 9)	37,650
Insurance	31,126
Audit and tax fees	28,330
Custody fees	26,674
Miscellaneous expenses	26,956
Total Expenses	40,744,160
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(43,450)
Net Expenses	40,700,710
Net Investment Income	11,259,591
Realized and Unrealized Gain (Loss) on Investments (Notes 1, 3 and 10):
Net Realized Gain From Unaffiliated Investment Transactions	574,927,957
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(182,323,173)
Net Gain on Investments	392,604,784
Increase in Net Assets From Operations	$403,864,375
See Notes to Financial Statements.
ClearBridge Appreciation Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2026 (unaudited) and the Year Ended October 31, 2025	2026	2025
Operations:
Net investment income	$11,259,591	$35,807,733
Net realized gain	574,927,957	1,227,505,731
Change in net unrealized appreciation (depreciation)	(182,323,173)	253,719,505
Increase in Net Assets From Operations	403,864,375	1,517,032,969
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,191,692,815)	(744,072,898)
Decrease in Net Assets From Distributions to Shareholders	(1,191,692,815)	(744,072,898)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	678,760,682	818,851,616
Reinvestment of distributions	1,162,682,224	725,030,016
Cost of shares repurchased	(878,611,242)	(1,408,687,076)
Shares redeemed in-kind (Note 10)	(199,158,957)	—
Increase in Net Assets From Fund Share Transactions	763,672,707	135,194,556
Increase (Decrease) in Net Assets	(24,155,733)	908,154,627
Net Assets:
Beginning of period	9,714,458,616	8,806,303,989
End of period	$9,690,302,883	$9,714,458,616
See Notes to Financial Statements.

ClearBridge Appreciation Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$39.69	$36.60	$29.20	$28.93	$34.83	$26.39
Income (loss) from operations:
Net investment income	0.04	0.13	0.20	0.23	0.22	0.15
Net realized and unrealized gain (loss)	1.49	6.08	8.49	2.42	(3.93)	9.48
Total income (loss) from operations	1.53	6.21	8.69	2.65	(3.71)	9.63
Less distributions from:
Net investment income	(0.12)	(0.17)	(0.21)	(0.23)	(0.17)	(0.22)
Net realized gains	(4.78)	(2.95)	(1.08)	(2.15)	(2.02)	(0.97)
Total distributions	(4.90)	(3.12)	(1.29)	(2.38)	(2.19)	(1.19)
Net asset value, end of period	$36.32	$39.69	$36.60	$29.20	$28.93	$34.83
Total return[3]	4.35%	17.96%	30.62%	9.57%	(11.25)%	37.51%
Net assets, end of period (millions)	$8,199	$8,120	$7,171	$5,689	$5,422	$6,370
Ratios to average net assets:
Gross expenses	0.91%[4]	0.91%	0.91%	0.93%	0.93%	0.93%
Net expenses[5,6]	0.90 [4]	0.91	0.91	0.93	0.93	0.93
Net investment income	0.20 [4]	0.36	0.59	0.78	0.72	0.49
Portfolio turnover rate	11%[7]	28%	17%	13%	9%	6%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Appreciation Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.39	$34.72	$27.77	$27.60	$33.39	$25.33
Income (loss) from operations:
Net investment income (loss)	(0.10)	(0.13)	(0.04)	0.02	(0.00)[3]	(0.07)
Net realized and unrealized gain (loss)	1.39	5.75	8.07	2.30	(3.77)	9.12
Total income (loss) from operations	1.29	5.62	8.03	2.32	(3.77)	9.05
Less distributions from:
Net investment income	—	—	—	—	—	(0.02)
Net realized gains	(4.78)	(2.95)	(1.08)	(2.15)	(2.02)	(0.97)
Total distributions	(4.78)	(2.95)	(1.08)	(2.15)	(2.02)	(0.99)
Net asset value, end of period	$33.90	$37.39	$34.72	$27.77	$27.60	$33.39
Total return[4]	3.91%	17.11%	29.65%	8.80%	(11.93)%	36.55%
Net assets, end of period (000s)	$45,985	$51,500	$57,451	$53,437	$66,803	$105,810
Ratios to average net assets:
Gross expenses	1.69%[5]	1.66%	1.65%	1.65%	1.66%	1.65%
Net expenses[6,7]	1.69 [5]	1.66	1.65	1.65	1.66	1.65
Net investment income (loss)	(0.57)[5]	(0.38)	(0.14)	0.08	(0.01)	(0.22)
Portfolio turnover rate	11%[8]	28%	17%	13%	9%	6%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Appreciation Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.11	$36.97	$29.48	$29.21	$35.10	$26.55
Income (loss) from operations:
Net investment income	0.02	0.09	0.17	0.19	0.21	0.14
Net realized and unrealized gain (loss)	1.52	6.14	8.58	2.45	(3.97)	9.56
Total income (loss) from operations	1.54	6.23	8.75	2.64	(3.76)	9.70
Less distributions from:
Net investment income	(0.04)	(0.14)	(0.18)	(0.22)	(0.11)	(0.18)
Net realized gains	(4.78)	(2.95)	(1.08)	(2.15)	(2.02)	(0.97)
Total distributions	(4.82)	(3.09)	(1.26)	(2.37)	(2.13)	(1.15)
Net asset value, end of period	$36.83	$40.11	$36.97	$29.48	$29.21	$35.10
Total return[3]	4.29%	17.82%	30.52%	9.44%	(11.29)%	37.47%
Net assets, end of period (000s)	$1,795	$1,959	$2,583	$1,888	$1,713	$2,115
Ratios to average net assets:
Gross expenses	1.02%[4]	1.02%	1.00%	1.05%	0.96%	0.99%
Net expenses[5,6]	1.02 [4]	1.02	1.00	1.05	0.96	0.99
Net investment income	0.09 [4]	0.26	0.50	0.66	0.69	0.46
Portfolio turnover rate	11%[7]	28%	17%	13%	9%	6%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Appreciation Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$39.64	$36.54	$29.14	$28.87	$34.72	$26.31
Income (loss) from operations:
Net investment income (loss)	(0.02)	0.01	0.09	0.13	0.12	0.05
Net realized and unrealized gain (loss)	1.50	6.08	8.48	2.42	(3.93)	9.46
Total income (loss) from operations	1.48	6.09	8.57	2.55	(3.81)	9.51
Less distributions from:
Net investment income	—	(0.04)	(0.09)	(0.13)	(0.02)	(0.13)
Net realized gains	(4.78)	(2.95)	(1.08)	(2.15)	(2.02)	(0.97)
Total distributions	(4.78)	(2.99)	(1.17)	(2.28)	(2.04)	(1.10)
Net asset value, end of period	$36.34	$39.64	$36.54	$29.14	$28.87	$34.72
Total return[3]	4.19%	17.58%	30.20%	9.20%	(11.56)%	37.04%
Net assets, end of period (000s)	$24,664	$24,024	$21,571	$19,000	$22,005	$28,503
Ratios to average net assets:
Gross expenses	1.24%[4]	1.24%	1.24%	1.27%	1.26%	1.27%
Net expenses[5,6]	1.23 [4]	1.24	1.24	1.26	1.26	1.27
Net investment income (loss)	(0.13)[4]	0.03	0.26	0.46	0.38	0.16
Portfolio turnover rate	11%[7]	28%	17%	13%	9%	6%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Appreciation Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$39.38	$36.33	$29.00	$28.76	$34.64	$26.25
Income (loss) from operations:
Net investment income	0.08	0.22	0.29	0.31	0.31	0.24
Net realized and unrealized gain (loss)	1.47	6.04	8.42	2.40	(3.92)	9.42
Total income (loss) from operations	1.55	6.26	8.71	2.71	(3.61)	9.66
Less distributions from:
Net investment income	(0.20)	(0.26)	(0.30)	(0.32)	(0.25)	(0.30)
Net realized gains	(4.78)	(2.95)	(1.08)	(2.15)	(2.02)	(0.97)
Total distributions	(4.98)	(3.21)	(1.38)	(2.47)	(2.27)	(1.27)
Net asset value, end of period	$35.95	$39.38	$36.33	$29.00	$28.76	$34.64
Total return[3]	4.45%	18.28%	30.97%	9.87%	(11.01)%	37.89%
Net assets, end of period (millions)	$976	$1,024	$987	$827	$706	$879
Ratios to average net assets:
Gross expenses	0.67%[4]	0.67%	0.65%	0.64%	0.64%	0.65%
Net expenses[5,6]	0.67 [4]	0.67	0.65	0.64	0.64	0.65
Net investment income	0.44 [4]	0.60	0.85	1.07	1.01	0.78
Portfolio turnover rate	11%[7]	28%	17%	13%	9%	6%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Appreciation Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$39.60	$36.52	$29.13	$28.88	$34.78	$26.35
Income (loss) from operations:
Net investment income	0.10	0.26	0.32	0.33	0.32	0.27
Net realized and unrealized gain (loss)	1.48	6.07	8.46	2.41	(3.92)	9.45
Total income (loss) from operations	1.58	6.33	8.78	2.74	(3.60)	9.72
Less distributions from:
Net investment income	(0.25)	(0.30)	(0.31)	(0.34)	(0.28)	(0.32)
Net realized gains	(4.78)	(2.95)	(1.08)	(2.15)	(2.02)	(0.97)
Total distributions	(5.03)	(3.25)	(1.39)	(2.49)	(2.30)	(1.29)
Net asset value, end of period	$36.15	$39.60	$36.52	$29.13	$28.88	$34.78
Total return[3]	4.50%	18.40%	31.12%	9.95%	(10.95)%	38.01%
Net assets, end of period (millions)	$443	$493	$567	$485	$484	$618
Ratios to average net assets:
Gross expenses	0.55%[4]	0.55%	0.56%	0.57%	0.56%	0.56%
Net expenses[5,6]	0.55 [4]	0.55	0.56	0.57	0.56	0.56
Net investment income	0.56 [4]	0.71	0.94	1.15	1.05	0.87
Portfolio turnover rate	11%[7]	28%	17%	13%	9%	6%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Appreciation Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The
ClearBridge Appreciation Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Appreciation Fund 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$9,445,844,232	—	—	$9,445,844,232
Short-Term Investments†	303,907,064	—	—	303,907,064
Total Investments	$9,749,751,296	—	—	$9,749,751,296

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in
ClearBridge Appreciation Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to

ClearBridge Appreciation Fund 2026 Semi-Annual Report

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
ClearBridge Appreciation Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $250 million	0.750%
Next $250 million	0.700
Next $500 million	0.650
Next $1 billion	0.600
Next $1 billion	0.550
Over $3 billion	0.500
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.15%, 1.90%, 1.05%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $43,450, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of

ClearBridge Appreciation Fund 2026 Semi-Annual Report

Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $46,079 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended April 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$936,723	—
CDSCs	12,175	$1,804
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,012,883,173
Sales	1,373,133,228 *

*	Excludes value of securities delivered as a result of redemptions in-kind totaling $191,007,000 .
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$3,889,873,957	$5,927,826,803	$(67,949,464)	$5,859,877,339
ClearBridge Appreciation Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
During the six months ended April 30, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended April 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$9,863,045	$4,075,660
Class C	236,799	32,367
Class FI	2,212	1,935
Class R	58,674	21,530
Class I	—	557,067
Class IS	—	796
Total	$10,160,730	$4,689,355
For the six months ended April 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$36,562
Class C	218
Class FI	8
Class R	109
Class I	4,495
Class IS	2,058
Total	$43,450

ClearBridge Appreciation Fund 2026 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Net Investment Income:
Class A	$23,724,784	$34,126,748
Class C	—	—
Class FI	1,783	10,051
Class R	—	22,184
Class I	5,258,990	7,081,350
Class IS	2,864,648	3,759,773
Total	$31,850,205	$45,000,106
Net Realized Gains:
Class A	$972,161,290	$576,341,180
Class C	6,430,569	4,888,614
Class FI	238,041	205,325
Class R	2,863,980	1,735,145
Class I	123,232,479	79,140,233
Class IS	54,916,251	36,762,295
Total	$1,159,842,610	$699,072,792
7. Shares of beneficial interest
At April 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	9,709,912	$346,376,890	16,989,719	$615,794,393
Shares issued on reinvestment	28,086,176	981,330,998	16,897,579	600,877,897
Shares repurchased	(16,651,650)	(593,610,728)	(25,248,845)	(911,547,284)
Net increase	21,144,438	$734,097,160	8,638,453	$305,125,006
Class C
Shares sold	90,703	$3,026,325	276,893	$9,441,942
Shares issued on reinvestment	194,170	6,351,315	143,310	4,832,410
Shares repurchased	(306,039)	(10,189,722)	(697,308)	(23,736,297)
Net decrease	(21,166)	$(812,082)	(277,105)	$(9,461,945)
ClearBridge Appreciation Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class FI
Shares sold	14,807	$547,176	10,792	$397,462
Shares issued on reinvestment	6,767	239,824	5,986	215,376
Shares repurchased	(21,663)	(781,408)	(37,832)	(1,410,395)
Net increase (decrease)	(89)	$5,592	(21,054)	$(797,557)
Class R
Shares sold	50,672	$1,805,726	135,577	$4,833,847
Shares issued on reinvestment	80,548	2,819,182	48,603	1,731,227
Shares repurchased	(58,399)	(2,112,473)	(168,545)	(6,018,495)
Net increase	72,821	$2,512,435	15,635	$546,579
Class I
Shares sold	8,072,882	$286,318,156	3,302,907	$118,695,672
Shares issued on reinvestment	3,496,623	120,808,312	2,312,862	81,412,735
Shares repurchased	(4,812,650)	(168,312,569)	(6,773,690)	(246,605,642)
Shares redeemed in-kind	(5,606,953)	(199,158,957)	—	—
Net increase (decrease)	1,149,902	$39,654,942	(1,157,921)	$(46,497,235)
Class IS
Shares sold	1,144,168	$40,686,409	1,901,114	$69,688,300
Shares issued on reinvestment	1,472,289	51,132,593	1,016,979	35,960,371
Shares repurchased	(2,826,461)	(103,604,342)	(5,991,656)	(219,368,963)
Net decrease	(210,004)	$(11,785,340)	(3,073,563)	$(113,720,292)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2026. The following transactions were effected in such company for the six months ended April 30, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$58,715,611	$390,348,760	390,348,760	$297,110,839	297,110,839

ClearBridge Appreciation Fund 2026 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,382,881	—	$151,953,532
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2026.
10. Redemptions in-kind
The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended April 30, 2026, the Fund had redemptions in-kind with total proceeds in the amount of $199,158,957. The net realized gains on these redemptions in-kind amounted to $188,363,554, which was not realized for tax purposes. For the year ended October 31, 2025, the Fund had no redemptions in-kind.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides
ClearBridge Appreciation Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

ClearBridge Appreciation Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
ClearBridge Appreciation Fund

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ClearBridge
Appreciation Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Appreciation Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Appreciation Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Appreciation Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90000-SFSOI 6/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2026